Quarterly Holdings Report
for
Fidelity® Fund
September 30, 2025
FID-NPRT1-1125
1.808776.121
Common Stocks - 97.4%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	175,600	48,448,347
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Wheaton Precious Metals Corp	490,300	54,867,660
CANADA - 1.3%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	194,500	10,376,967
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	483,100	40,512,766
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	78,900	3,167,835
Information Technology - 0.1%
Software - 0.1%
Constellation Software Inc/Canada	2,300	6,243,698
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	234,500	52,195,922
TOTAL CANADA		112,497,188
CHINA - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.4%
BYD Co Ltd H Shares	2,442,000	34,516,884
Broadline Retail - 0.3%
PDD Holdings Inc Class A ADR (a)	228,700	30,227,279
TOTAL CHINA		64,744,163
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	15,200	966,871
INDIA - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (a)	2,777,500	10,176,226
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	465,200	7,142,262
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd/Gandhinagar ADR	682,700	23,321,032
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (a)	446,100	2,259,823
TOTAL INDIA		42,899,343
ITALY - 0.8%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	513,200	56,034,589
Industrials - 0.2%
Passenger Airlines - 0.2%
Ryanair Holdings PLC ADR	273,100	16,446,082
TOTAL ITALY		72,480,671
JAPAN - 0.7%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	2,060,800	54,596,916
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	71,300	7,054,619
TOTAL JAPAN		61,651,535
NETHERLANDS - 1.4%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	75,200	55,464,512
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASM International NV	13,800	8,275,925
ASML Holding NV	25,600	24,964,789
BE Semiconductor Industries NV	7,426	1,105,941
NXP Semiconductors NV	156,977	35,748,373
		70,095,028
TOTAL NETHERLANDS		125,559,540
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	670,100	187,152,229
UNITED KINGDOM - 0.6%
Financials - 0.2%
Insurance - 0.2%
Hiscox Ltd	997,500	18,365,652
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC	244,000	37,381,072
TOTAL UNITED KINGDOM		55,746,724
UNITED STATES - 88.2%
Communication Services - 19.1%
Entertainment - 3.0%
Netflix Inc (a)	187,200	224,437,824
Spotify Technology SA (a)	61,800	43,136,400
		267,574,224
Interactive Media & Services - 16.0%
Alphabet Inc Class A	3,624,370	881,084,347
Meta Platforms Inc Class A	757,601	556,367,022
		1,437,451,369
Media - 0.0%
Magnite Inc (a)	209,600	4,565,088
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	39,400	9,431,572
TOTAL COMMUNICATION SERVICES		1,719,022,253

Consumer Discretionary - 10.3%
Broadline Retail - 5.4%
Amazon.com Inc (a)	2,194,430	481,830,995
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (a)	47,100	15,158,664
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (a)	36,800	4,468,256
Chipotle Mexican Grill Inc (a)	809,300	31,716,467
DraftKings Inc Class A (a)	644,400	24,100,560
Hilton Worldwide Holdings Inc	344,400	89,351,136
Viking Holdings Ltd (a)	181,300	11,269,608
		160,906,027
Household Durables - 1.0%
DR Horton Inc	190,800	32,334,876
PulteGroup Inc	265,700	35,106,941
Somnigroup International Inc	253,100	21,343,923
		88,785,740
Specialty Retail - 2.0%
O'Reilly Automotive Inc (a)	616,600	66,475,646
TJX Cos Inc/The	639,600	92,447,784
Warby Parker Inc Class A (a)	738,000	20,354,040
		179,277,470
TOTAL CONSUMER DISCRETIONARY		925,958,896

Consumer Staples - 0.7%
Beverages - 0.7%
Coca-Cola Co/The	882,100	58,500,872
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	599,200	20,109,152
Centrus Energy Corp Class A (a)(b)	59,400	18,418,158
Cheniere Energy Inc	243,800	57,288,124
Exxon Mobil Corp	751,700	84,754,175
		180,569,609
Financials - 8.0%
Banks - 3.3%
Bank of America Corp	1,642,800	84,752,052
Wells Fargo & Co	2,449,800	205,342,236
		290,094,288
Capital Markets - 0.4%
Blue Owl Capital Inc Class A	1,270,300	21,506,179
Charles Schwab Corp/The	193,600	18,482,992
		39,989,171
Financial Services - 2.3%
Apollo Global Management Inc	321,800	42,886,286
Mastercard Inc Class A	233,600	132,874,016
Toast Inc Class A (a)	944,900	34,498,299
		210,258,601
Insurance - 2.0%
Arthur J Gallagher & Co	278,200	86,169,668
Chubb Ltd	316,500	89,332,125
		175,501,793
TOTAL FINANCIALS		715,843,853

Health Care - 8.2%
Biotechnology - 1.8%
Alnylam Pharmaceuticals Inc (a)	193,000	88,008,000
Celldex Therapeutics Inc (a)	89,000	2,302,430
Cytokinetics Inc (a)	46,700	2,566,632
Gilead Sciences Inc	438,600	48,684,600
Insmed Inc (a)	78,700	11,333,587
Legend Biotech Corp ADR (a)	246,548	8,039,930
Soleno Therapeutics Inc (a)	48,500	3,278,600
		164,213,779
Health Care Equipment & Supplies - 2.3%
Artivion Inc (a)	293,700	12,435,258
Boston Scientific Corp (a)	1,371,300	133,880,019
TransMedics Group Inc (a)(b)	510,800	57,311,760
		203,627,037
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp (a)	66,900	13,583,376
Health Care Technology - 0.8%
Doximity Inc Class A (a)	977,072	71,472,817
HeartFlow Inc	17,300	582,318
		72,055,135
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc	152,700	74,062,554
Pharmaceuticals - 2.4%
Eli Lilly & Co	279,200	213,029,600
TOTAL HEALTH CARE		740,571,481

Industrials - 10.1%
Aerospace & Defense - 2.8%
Anduril Industries Inc Class B (c)(d)	1,799	73,543
Anduril Industries Inc Class C (c)(d)	1	41
ATI Inc (a)	62,500	5,083,750
Boeing Co (a)	270,500	58,382,015
Firefly Aerospace Inc (a)	27,100	794,572
Howmet Aerospace Inc	514,600	100,979,958
Karman Holdings Inc	17,400	1,256,280
StandardAero Inc (a)	41,800	1,140,722
TransDigm Group Inc	62,400	82,244,448
		249,955,329
Building Products - 1.4%
Builders FirstSource Inc (a)	254,100	30,809,625
Tecnoglass Inc	466,300	31,200,133
Trane Technologies PLC	153,700	64,855,252
		126,865,010
Construction & Engineering - 1.5%
Bowman Consulting Group Ltd (a)	92,224	3,906,609
EMCOR Group Inc	80,380	52,210,025
Quanta Services Inc	192,854	79,922,555
		136,039,189
Electrical Equipment - 1.8%
Eaton Corp PLC	158,900	59,468,325
GE Vernova Inc	173,100	106,439,190
		165,907,515
Machinery - 1.6%
Parker-Hannifin Corp	152,100	115,314,615
Westinghouse Air Brake Technologies Corp	123,900	24,838,233
		140,152,848
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	221,200	11,011,336
Professional Services - 0.4%
KBR Inc	722,400	34,162,296
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd	56,900	9,494,334
WW Grainger Inc	36,300	34,592,448
		44,086,782
TOTAL INDUSTRIALS		908,180,305

Information Technology - 25.7%
Communications Equipment - 0.0%
Ciena Corp (a)	10,500	1,529,535
Semiconductors & Semiconductor Equipment - 12.0%
Aehr Test Systems (a)	100,000	3,011,000
Astera Labs Inc (a)	92,400	18,091,920
Broadcom Inc	136,500	45,032,715
Marvell Technology Inc	658,400	55,351,688
Micron Technology Inc	538,200	90,051,624
NVIDIA Corp	4,569,700	852,614,627
		1,064,153,574
Software - 9.2%
Agilysys Inc (a)	39,200	4,125,800
AppLovin Corp Class A (a)	19,600	14,083,384
Cadence Design Systems Inc (a)	237,600	83,459,376
Circle Internet Group Inc Class A (b)	13,300	1,763,314
Figma Inc Class A (b)	21,200	1,099,644
Microsoft Corp	1,369,240	709,197,858
OpenAI Global LLC rights (a)(c)(d)	2,486,039	5,146,101
SailPoint Inc (b)	44,800	989,184
ServiceTitan Inc Class A (a)	3,900	393,236
Weave Communications Inc (a)	843,607	5,635,295
		825,893,192
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	1,603,800	408,375,594
TOTAL INFORMATION TECHNOLOGY		2,299,951,895

Materials - 1.4%
Chemicals - 0.5%
Corteva Inc	692,700	46,847,301
Construction Materials - 0.4%
James Hardie Industries PLC (a)	680,268	13,067,948
Martin Marietta Materials Inc	33,500	21,114,380
		34,182,328
Metals & Mining - 0.5%
Freeport-McMoRan Inc	1,156,900	45,373,618
TOTAL MATERIALS		126,403,247

Real Estate - 0.8%
Health Care REITs - 0.6%
Welltower Inc	307,300	54,742,422
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	109,500	17,252,820
TOTAL REAL ESTATE		71,995,242

Utilities - 1.9%
Electric Utilities - 1.0%
Constellation Energy Corp	236,900	77,956,683
NRG Energy Inc	54,600	8,842,470
		86,799,153
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp	426,300	83,520,696
TOTAL UTILITIES		170,319,849

TOTAL UNITED STATES		7,917,317,502
TOTAL COMMON STOCKS (Cost $4,382,694,480)		8,744,331,773

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (c)(d) (Cost $711,360)	17,400	711,312

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	237,420,844	237,468,328
Fidelity Securities Lending Cash Central Fund (e)(f)	4.19	63,884,279	63,890,667
TOTAL MONEY MARKET FUNDS (Cost $301,358,764)			301,358,995

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,684,764,604)	9,046,402,080
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(66,861,621)
NET ASSETS - 100.0%	8,979,540,459

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,930,997 or 0.1% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	73,548

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	711,360

OpenAI Global LLC rights	9/30/2024	2,486,039

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	95,235,248	460,038,055	317,805,193	2,195,714	218	-	237,468,328	237,420,844	0.4%
Fidelity Securities Lending Cash Central Fund	80,332,269	109,786,219	126,227,821	34,851	-	-	63,890,667	63,884,279	0.2%
Total	175,567,517	569,824,274	444,033,014	2,230,565	218	-	301,358,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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